Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Gross amount of recognized assets	$ 200	$ 410
Derivative liabilities eligible for set-off in case of default	(104)	(106)
Net asset exposure	96	304
Total
Gross amount of recognized assets	200	410
Derivative liabilities eligible for set-off in case of default	(104)	(106)
Net asset exposure	$ 96	$ 304